Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Underlying income
- Net commission income	[1]	€ 1,377	€ 1,395
Underlying expenditure
Taxation	[1]	995	1,226
Net result attributable to Equityholders of the parent	[1]	2,605	2,980
Net result IFRS (continuing operations)	[1]	2,656	3,024
Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controlling interests		51	44
Underlying net result		2,636	2,578
Insurance other [member]
Underlying expenditure
Underlying net result		19	(64)
Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Taxation		(26)	204
Underlying net result		(50)	466
Geographical Segments Banking [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		2,605	2,980
Geographical Segments Banking [member] | Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controlling interests		51	44
Underlying net result		2,636	2,578
Geographical Segments Banking [member] | Insurance other [member]
Underlying expenditure
Underlying net result		19
Net result IFRS (continuing operations)			(64)
Geographical Segments Banking [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(50)
Net result IFRS (continuing operations)			466
Geographical Segments Banking [member] | Netherlands [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		1,268	1,387
Geographical Segments Banking [member] | Netherlands [member] | Underlying [member]
Underlying income
- Net interest income		2,273	2,256
- Net commission income		471	448
- Total investment and other income		217	229
Total underlying income		2,960	2,933
Underlying expenditure
- Operating expenses		1,454	1,474
Increase in loan loss provisions (IAS 39)		(111)	6
Total underlying expenditure		1,343	1,480
Underlying result before taxation		1,617	1,453
Taxation		398	365
Underlying net result		1,219	1,088
Geographical Segments Banking [member] | Netherlands [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		49
Net result IFRS (continuing operations)			299
Geographical Segments Banking [member] | Belgium [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		233	371
Geographical Segments Banking [member] | Belgium [member] | Underlying [member]
Underlying income
- Net interest income		1,044	1,079
- Net commission income		252	288
- Total investment and other income		200	294
Total underlying income		1,496	1,661
Underlying expenditure
- Operating expenses		1,051	1,122
Increase in loan loss provisions (IAS 39)		67	78
Total underlying expenditure		1,119	1,200
Underlying result before taxation		377	462
Taxation		103	161
Non-controlling interests		6	3
Underlying net result		268	297
Geographical Segments Banking [member] | Belgium [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(35)
Net result IFRS (continuing operations)			74
Geographical Segments Banking [member] | Germany [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		344	524
Geographical Segments Banking [member] | Germany [member] | Underlying [member]
Underlying income
- Net interest income		1,117	1,050
- Net commission income		117	125
- Total investment and other income		13	9
Total underlying income		1,248	1,184
Underlying expenditure
- Operating expenses		594	571
Increase in loan loss provisions (IAS 39)		51	2
Total underlying expenditure		645	573
Underlying result before taxation		603	611
Taxation		204	204
Non-controlling interests		1	1
Underlying net result		398	406
Geographical Segments Banking [member] | Germany [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(53)
Net result IFRS (continuing operations)			118
Geographical Segments Banking [member] | Other Challengers [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		222	173
Geographical Segments Banking [member] | Other Challengers [member] | Underlying [member]
Underlying income
- Net interest income		847	748
- Net commission income		129	113
- Total investment and other income		16	28
Total underlying income		991	889
Underlying expenditure
- Operating expenses		584	509
Increase in loan loss provisions (IAS 39)		67	97
Total underlying expenditure		651	606
Underlying result before taxation		341	283
Taxation		109	85
Underlying net result		231	198
Geographical Segments Banking [member] | Other Challengers [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(10)
Net result IFRS (continuing operations)			(25)
Geographical Segments Banking [member] | Growth Market Countries [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		261	245
Geographical Segments Banking [member] | Growth Market Countries [member] | Underlying [member]
Underlying income
- Net interest income		785	742
- Net commission income		164	161
- Total investment and other income		120	122
Total underlying income		1,069	1,025
Underlying expenditure
- Operating expenses		596	551
Increase in loan loss provisions (IAS 39)		85	110
Total underlying expenditure		681	661
Underlying result before taxation		389	364
Taxation		83	79
Non-controlling interests		44	40
Underlying net result		261	245
Geographical Segments Banking [member] | Wholesale Banking Rest Of World [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		367	441
Geographical Segments Banking [member] | Wholesale Banking Rest Of World [member] | Underlying [member]
Underlying income
- Net interest income		677	763
- Net commission income		247	264
- Total investment and other income		197	194
Total underlying income		1,121	1,221
Underlying expenditure
- Operating expenses		608	538
Increase in loan loss provisions (IAS 39)		40	69
Total underlying expenditure		648	607
Underlying result before taxation		473	614
Taxation		105	174
Underlying net result		367	441
Geographical Segments Banking [member] | Other [member]
Underlying expenditure
Net result attributable to Equityholders of the parent		(91)	(160)
Geographical Segments Banking [member] | Other [member] | Underlying [member]
Underlying income
- Net interest income		102	72
- Net commission income		(1)	(3)
- Total investment and other income		(46)	(55)
Total underlying income		54	14
Underlying expenditure
- Operating expenses		146	157
Increase in loan loss provisions (IAS 39)			1
Total underlying expenditure		146	157
Underlying result before taxation		(91)	(143)
Taxation		18	(47)
Underlying net result		(109)	(96)
Geographical Segments Banking [member] | Other [member] | Insurance other [member]
Underlying expenditure
Underlying net result		€ 19
Net result IFRS (continuing operations)			€ (64)

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.